PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Oct. 31, 2020	Oct. 31, 2019
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid professional fees (1)	$ 457,123	$ 391,544
Security deposit	14,091	16,691
Deferred tax assets	12,952	0
Other	10,310	56,621
Prepaid expenses and other current assets	$ 494,476	$ 464,856